Derivative Financial Liability	12 Months Ended
Dec. 31, 2014
Derivative Financial Liability [Abstract]
DERIVATIVE FINANCIAL LIABILITY
9.	DERIVATIVE FINANCIAL LIABILITY

The warrants arising from the previous issue of Bridge notes (“Bridge Warrants”) have anti-dilution protection, whereby the exercise price of the warrant will re-price, based on a pre-determined formula, if any securities are sold, exercisable or convertible at a price less than the exercise price of the Bridge Warrants. This gives rise to a derivative financial liability, which was originally valued at $118,232 using a Black-Scholes valuation model.

The warrants arising from the previous issue of series B preferred units (“Series B Stock”), together with the placement agent warrants directly related to that issue, have anti-dilution protection, whereby the exercise price of the warrant will re-price, based on a pre-determined formula, if any securities are sold, exercisable or convertible at a price less than the exercise price of the series B warrants. This gives rise to a derivative financial liability, which was originally valued at $1,745,836 and recorded as a deemed dividend expense, as of the date of issuance of the series B stock using a Black-Scholes valuation model.

The value of the derivative financial liability will be re-assessed at each financial reporting period, with any movement thereon recorded in the statement of operations in the period in which it is incurred.

The value of the derivative financial liability was re-assessed as of December 31, 2014 resulting in a net charge to the consolidated statement of operations of $1,888,181 for the year ended December 31, 2014.

Subsequent to year end, on January 31, 2015 the Company entered into: (i) exchange agreements (the “Series B Preferred Stock and Warrant Exchange Agreements”) with the holders of the warrants that were issued as part of the private placement of the Series B Preferred Stock (the “Existing Series B Warrants”) to exchange both Series B Preferred Stock for Common Stock and their 635,834 Existing Series B Warrants, (ii) exchange agreements (the “Bridge Warrant Exchange Agreements”) with the holders (the “Bridge Warrant Holders”) of its 150,000 warrants that were issued in connection with the Company’s bridge note financing (the “Existing Bridge Warrants”), and (iii) exchange agreements (the “Placement Agent Exchange Agreements”) with Taglich Brothers, Inc. and its designees (the “Placement Agent Warrant Holders”) that were issued 143,401 warrants as compensation for the placement agent services provided in connection with the private placement of the Series B Preferred Stock (the “Existing Placement Agent Warrants”). The Existing Series B Warrants, the Existing Bridge Warrants and the Existing Placement Agent Warrants are collectively referred to as the “Existing Warrants”. Pursuant to the terms of the Bridge Warrant Exchange Agreements, the Series B Preferred Stock and Warrant Exchange Agreements and the Placement Agent Exchange Agreements, the Existing Bridge Warrants, the Existing Series B Warrants and the Existing Placement Agent Warrants were exchanged for new warrants (the “Series B Exchange Warrants,” the “Bridge Exchange Warrants” and the “Placement Agent Exchange Warrants”), which have substantially similar terms to the Existing Warrants except that: (i) the exercise price of the Series B Exchange Warrants, the Bridge Exchange Warrants and the Placement Agent Exchange Warrants are 30% less than the exercise price of the Existing Warrants for which they were exchanged (such that: (x) the 150,000 Bridge Exchange Warrants have an exercise price of $4.20; (y) the 143,401 Placement Agent Exchange Warrants have an exercise price of $3.85; and (z) the 635,834 Series B Exchange Warrants have an exercise price of $3.50); (ii) the Bridge Exchange Warrants, the Series B Exchange Warrants and the Placement Agent Exchange Warrants do not contain anti-dilution price protection for issuances of securities at per share prices that are lower than the exercise price; (iii) the Bridge Exchange Warrants, the Series B Exchange Warrants and the Placement Agent Exchange Warrants are assignable by their holders; and (iv) the Bridge Exchange Warrants, the Series B Exchange Warrants and the Placement Agent Exchange Warrants provide for certain buy-in-rights in the event that the Company fails to deliver shares of Common Stock underlying the warrant in a timely manner.

The requirement for a derivative liability on the Series B Exchange warrants, the Placement Agent Exchange warrants and the Bridge Note Exchange warrants is no longer applicable as the price protection afforded to warrant holders has been eliminated by the replacement of existing anti-dilutive price protected warrants with warrants exercisable at fixed prices. The Placement Agent exercised its 20,000 advisory warrants of $0.02 each on March 4, 2015, thereby eliminating the need for a derivative liability on those warrants.

	December 31, 2014	December 31, 2013

Opening balance	$944,121	$17,539
Derivative financial liability arising on bridge warrants with re-pricing terms	-	100,693
Derivative financial liability arising on the issue of warrants relating to Series B shares	-	1,745,837
Fair value adjustments	1,888,181	(919,948)
Elimination of derivative liability on exchange of existing anti-dilutive price protected warrants for warrants exercisable at fixed prices	(2,832,302)	-
	$-	$944,121

The following assumptions were used in the Black-Scholes valuation model:

Year ended December 31, 2014

Calculated stock price	$3.50
Risk-free interest rate	1.65%
Expected life of warrants	3.00 to 5.50 Years
Expected volatility of the underlying stock	138.3%
Expected dividend rate	0%